Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost. The Company depreciates the cost of property and equipment over their estimated useful lives at the following annual rates:

Computers and office equipment	3-7 years straight-line basis
Vehicles	3-5 years straight-line basis
Leasehold improvements	5 years straight-line basis
Software	5 years straight-line basis
Machinery and equipment	5 years straight-line basis

Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis

The Company’s financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2024 and 2023 consisted of the following:

	Total fair value at December 31, 2024	Quoted prices in active markets (Level 1)	Significant Other Observable Units (Level 2)	Significant Other Unobservable Units (Level 3)
Description:
Warrant liabilities (1)	$80,520	$-	$-	$80,520

	Total fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Significant Other Observable Units (Level 2)	Significant Other Unobservable Units (Level 3)
Description:
Warrant liabilities (1)	$833,615	$-	$-	$833,615